First Trust Multi-Manager Small Cap Opportunities ETF Investment Strategy - First Trust Multi-Manager Small Cap Opportunities ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowing for investment purposes) in equity securities issued by small capitalization companies. The Fund considers small capitalization companies to be those companies with market capitalizations, at the time of investment, within the market capitalization range of the companies comprising the Russell 2000® Growth Index. As of November 28, 2025, the market capitalization range of the referenced index was between $12.35 million and $30.72 billion. The Fund’s portfolio is principally composed of common stocks issued by companies domiciled in the United States and common stocks issued by non-U.S. companies that are principally traded in the United States. The Fund utilizes a multi-manager approach to provide exposure to the small capitalization growth segment of the equity market through the blending of multiple portfolio management teams. This multi-manager approach seeks to provide investors with diversified expertise from leading asset management firms that each utilizes its own experience, philosophy and strategy for investing in the small capitalization growth segment of the equity market. The Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), is responsible for selecting and overseeing these investment sub-advisors (each, a “Sub-Advisor”). In selecting the Sub-Advisors, First Trust undertakes rigorous due diligence with the aim of identifying high quality managers with investment strategies that emphasize a long-term outlook and have a consistent track record of success. Each Sub-Advisor selected by First Trust is responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in its allocated portion of the Fund’s assets. The Fund has an investment strategy that may frequently involve buying and selling portfolio securities. First Trust has selected Driehaus Capital Management LLC (“DCM”) and Stephens Investment Management Group, LLC (“SIMG”) to each serve as a Sub-Advisor to the Fund and has equally allocated the Fund’s assets between them at the Fund’s inception. The Sub-Advisor allocations will drift over time due to market conditions and security selection, and First Trust intends to evaluate the percentage of the total net assets allocated to each Sub-Advisor and periodically rebalance the Sub-Advisors back to equal-weight. Given the complementary investment styles of each Sub-Advisor, the rebalance is designed to maintain meaningful investment exposure to each Sub-Advisor’s investment strategy over time to achieve the stated investment objective. First Trust may also recommend to the Board of Trustees of the Trust (the “Board”) additional Sub-Advisors, replacement Sub-Advisors or changes in the allocation of the Fund’s assets among the Sub-Advisors. The starting universe of securities for each Sub-Advisor generally will consist of the constituent securities of the Russell 2000® Growth Index at the time of investment. DCM recommends securities to First Trust with respect to its allocated portion of the Fund’s assets pursuant to DCM’s investment philosophy that fundamentally strong companies are more likely to generate superior earnings growth on a sustained basis and are more likely to experience positive earnings revisions. These decisions involve evaluating a company’s competitive position, evaluating industry dynamics, identifying potential growth catalysts and assessing the financial position of the company. DCM also takes environmental, social and governance (“ESG”) factors into account when evaluating each investment opportunity by reviewing ESG research and ratings information from one or more third-party ratings organizations. The specific areas of focus are: environmental (such as factors associated with climate change, natural resources and pollution and waste), social (such as factors associated with human capital, product liability and stakeholder opposition) and governance (such as factors associated with corporate governance and corporate behavior) factors. Given that the materiality of certain factors may vary based on sector and industry, DCM does not focus on any particular factor or set of factors in its analysis. DCM uses quantitative factors, such as third-party ESG scores, and qualitative factors, such as an assessment of the management team and company operations, in order to seek to identify, understand and control ESG-related risks. DCM does not exclude investment opportunities based solely on ESG factors. The decision is also informed by the evaluation of relative valuation, macroeconomic and behavioral factors affecting the company and its stock price. DCM may recommend that the Fund sells holdings for a variety of reasons, including to take profits, changes to the fundamental characteristics primarily driving the investment’s attractiveness, changes in the risk/reward assessment of the holding, an assessment that the holding is efficiently priced, to make room for more attractive ideas or for other portfolio or risk management considerations. DCM believes that markets tend to misprice stocks following positive growth inflection points and that these inefficiencies tend to follow predictable and exploitable patterns. In managing the Fund’s assets, DCM seeks to take advantage of these inefficiencies through the use of fundamental and macro research to capitalize on changes in the market conditions that may lead to these positive growth inflection points. SIMG recommends securities to First Trust with respect to its allocated portion of the Fund’s assets pursuant to its foundational belief that earnings growth drives stock performance. Crucial to SIMG's investment philosophy and process is the theoretical basis provided by behavioral finance, which is the belief that an investor's behavioral biases lead to patterns in making investment decisions that can create inefficiencies and market mispricing that can be exploited. SIMG believes that awareness and avoidance of certain of these biases can lead to superior returns. Additionally, the team seeks to exploit inefficiencies that result from other investors’ biases, particularly that most investors chronically underestimate the magnitude and duration of change. SIMG employs a disciplined, fundamentally-driven, bottom-up process of security selection, attempting to identify companies with superior growth prospects. These companies fall into one of two categories: “Earnings Catalyst” or “Core Growth.” Earnings Catalyst companies are those which typically exhibit rapid growth as a result of some fundamental business change, and have the potential to surprise investors on the magnitude of growth. Core Growth companies are generally characterized by very stable, defensible growth, and have the potential to surprise investors on the duration of growth. As of November 28, 2025, the Fund had significant investments in health care companies and industrial companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	As of November 28, 2025, the Fund had significant investments in health care companies and industrial companies, although this may change from time to time.